Derivative Financial Instruments - Summary of Fair Value of DFIs included in Statement of Financial Position (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net total	$ (99,768,509)	$ (26,762,770)
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total assets	9,203,958	9,926,384
Total liabilities	(108,972,467)	(36,494,962)
Net total	(99,768,509)	(26,568,578)
Derivatives not designated as hedges | Embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Total assets	0	194,194
Derivatives not designated as hedges | Crude oil options
Disclosure of detailed information about financial instruments [line items]
Total assets	0	436,521
Total liabilities	(259,882)	0
Derivatives not designated as hedges | Currency options
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(7,566,249)	(4,082,999)
Derivatives not designated as hedges | Interest rate options
Disclosure of detailed information about financial instruments [line items]
Total assets	0	824,040
Derivatives not designated as hedges | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	9,103,992	8,310,089
Total liabilities	(101,014,985)	(32,411,963)
Derivatives not designated as hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	99,966	161,540
Total liabilities	$ (131,351)	$ 0